Related Party Transactions - Schedule of Related Party Loan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Related Party Loan [Abstract]
Balance	$ 1,145	$ 231,071
Advances during 2022		49,074
Repayment 2023	(1,145)	(279,000)
Balance		$ 1,145